WARRANT AND OPTION LIABILITY (Details - Warrants outstanding and exercisable) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants outstanding	12,681,000	36,510,303
Weighted average exercise price	$ 0.12	$ 0.11
Weighted average remaining life	2 years 1 month 28 days	1 year 1 month 24 days
Weighted average share price	$ 0.07	$ 0.03
Weighted average volatility	180.00%	226.00%
Weighted average risk free interest rate	4.00%	4.00%
Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Oct. 25, 2027	Apr. 13, 2025
Number of warrants outstanding	6,000,000	6,250,000
Weighted average exercise price	$ 0.12	$ 0.15
Weighted average remaining life	2 years 25 days	3 months 10 days
Weighted average share price	$ 0.07	$ 0.03
Weighted average volatility	183.00%	246.00%
Weighted average risk free interest rate	4.00%	4.00%
Warrants 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Dec. 03, 2027	Apr. 24, 2025
Number of warrants outstanding	3,230,000	14,500,000
Weighted average exercise price	$ 0.12	$ 0.10
Weighted average remaining life	2 years 2 months 4 days	3 months 21 days
Weighted average share price	$ 0.07	$ 0.03
Weighted average volatility	179.00%	245.00%
Weighted average risk free interest rate	4.00%	4.00%
Warrants 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Dec. 23, 2027	Jan. 17, 2026
Number of warrants outstanding	1,310,000	5,000,000
Weighted average exercise price	$ 0.12	$ 0.05
Weighted average remaining life	2 years 2 months 23 days	1 year 18 days
Weighted average share price	$ 0.07	$ 0.03
Weighted average volatility	178.00%	119.00%
Weighted average risk free interest rate	4.00%	4.00%
Warrants 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Oct. 25, 2026	Oct. 25, 2027
Number of warrants outstanding	480,000	6,000,000
Weighted average exercise price	$ 0.12	$ 0.12
Weighted average remaining life	1 year 25 days	2 years 9 months 25 days
Weighted average share price	$ 0.07	$ 0.03
Weighted average volatility	181.00%	244.00%
Weighted average risk free interest rate	4.00%	4.00%
Warrants 4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Jun. 30, 2028	Dec. 03, 2027
Number of warrants outstanding	1,661,000	3,230,000
Weighted average exercise price	$ 0.12	$ 0.12
Weighted average remaining life	2 years 9 months	2 years 11 months 1 day
Weighted average share price	$ 0.07	$ 0.03
Weighted average volatility	172.00%	240.00%
Weighted average risk free interest rate	4.00%	4.00%
Warrants 5 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date		Dec. 23, 2027
Number of warrants outstanding		1,310,000
Weighted average exercise price		$ 0.12
Weighted average remaining life		2 years 11 months 23 days
Weighted average share price		$ 0.03
Weighted average volatility		238.00%
Weighted average risk free interest rate		4.00%
Warrants 6 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date		Apr. 24, 2025
Number of warrants outstanding		220,303
Weighted average exercise price		$ 0.10
Weighted average remaining life		3 months 21 days
Weighted average share price		$ 0.03
Weighted average volatility		117.00%
Weighted average risk free interest rate		4.00%